Warrants, Options, Equity Incentive Plan and Stock Issuances (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Warrants/Options granted, Shares Under Warrants/Options	30,000
Balance, Shares Under Options/Warrants	30,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance, Shares Under Options/Warrants	30,000	25,000
Warrants/Options granted, Shares Under Warrants/Options		5,000
Options/Warrants exercised, Share Under Options/Warrants
Options/Warrants cancelled/expired, Shares Under Options/Warrants
Balance, Shares Under Options/Warrants	30,000	30,000
Beginning Balance, Weighted Average Exercise Price	$ 26.50	$ 30.50
Warrants/Options granted, Weighted Average Exercise Price		$ 7.00
Balance, Weighted Average Exercise Price	$ 26.50	$ 26.50